UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Global Macro Capital Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging and Frontier Countries Equity Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

What were the Fund costs for the last six months?

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Capital Opportunities Portfolio	$56	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,578,680,288
# of Portfolio Holdings	516
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	23.8%
Chile	3.9%
Taiwan	4.1%
Saudi Arabia	4.2%
South Korea	4.8%
United Arab Emirates	6.2%
Poland	8.6%
Vietnam	8.6%
India	9.9%
United States	11.8%
Greece	14.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Eurobank Ergasias Services & Holdings SA, Class A	1.9%
National Bank of Kuwait SAKP	1.6%
Piraeus Financial Holdings SA	1.5%
Alpha Services & Holdings SA	1.5%
Kuwait Finance House KSCP	1.4%
Samsung Electronics Co. Ltd.	1.4%
Nova Ljubljanska Banka DD GDR	1.4%
Total	18.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Emerging and Frontier Countries Equity Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

GMCO Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 88.9%
Security	Shares	Value
Argentina — 3.5%
Banco BBVA Argentina SA ADR(1)	155,657	$ 3,145,828
Banco Macro SA ADR(1)	77,755	6,882,873
Bioceres Crop Solutions Corp.(1)	36,560	155,380
Central Puerto SA ADR(1)	129,813	1,364,335
Corp. America Airports SA(1)	42,104	818,923
Cresud SACIF y A ADR(1)	47,824	525,586
Despegar.com Corp.(1)	92,104	1,792,344
Empresa Distribuidora Y Comercializadora Norte ADR(1)	27,230	823,163
Grupo Financiero Galicia SA ADR(1)	284,925	17,209,470
Grupo Supervielle SA ADR(1)	127,241	1,908,615
IRSA Inversiones y Representaciones SA ADR	40,227	558,753
Loma Negra Cia Industrial Argentina SA ADR(1)	71,062	795,894
Pampa Energia SA ADR(1)	54,869	3,895,150
Telecom Argentina SA ADR(1)	116,811	1,120,217
Transportadora de Gas del Sur SA, Class B ADR(1)	90,216	2,294,193
Vista Energy SAB de CV ADR(1)	100,900	4,557,653
YPF SA ADR(1)	265,493	7,911,691
		$ 55,760,068
Belgium — 0.4%
Cenergy Holdings SA	602,107	$ 5,994,455
		$ 5,994,455
Brazil — 1.2%
Adecoagro SA	26,018	$ 243,008
Arcos Dorados Holdings, Inc., Class A	165,932	1,269,380
MercadoLibre, Inc.(1)	7,300	17,015,205
		$ 18,527,593
Bulgaria — 0.1%
Eurohold Bulgaria AD(1)	944,905	$ 1,019,198
		$ 1,019,198
Canada — 0.2%
Amaroq Minerals Ltd.(1)	2,418,000	$ 2,656,350
		$ 2,656,350
Chile — 3.9%
Banco de Chile	74,926,000	$ 10,998,864
Banco de Credito e Inversiones SA	143,000	5,663,277
Banco Santander Chile	124,064,000	7,501,044
Cencosud SA	2,402,000	8,218,990
Security	Shares	Value
Chile (continued)
Empresas CMPC SA	2,116,000	$ 3,318,506
Empresas COPEC SA	734,000	5,038,600
Enel Americas SA	19,166,640	1,882,071
Enel Chile SA	10,817,514	765,425
Falabella SA	1,180,000	5,358,096
Latam Airlines Group SA	271,137,022	4,280,855
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	269,000	9,261,266
		$ 62,286,994
China — 0.0%†
Ganfeng Lithium Group Co. Ltd., Class H(2)	2,800	$ 6,827
		$ 6,827
Cyprus — 3.4%
Bank of Cyprus Holdings PLC(1)(3)	7,015,593	$ 45,427,536
Sunrisemezz PLC	1	0
Theon International PLC	267,000	7,627,100
		$ 53,054,636
Georgia — 1.8%
Georgia Capital PLC(1)	816,886	$ 17,698,322
Lion Finance Group PLC	52,183	4,185,749
TBC Bank Group PLC	108,473	6,860,322
		$ 28,744,393
Greece — 14.2%
Aegean Airlines SA	118,953	$ 1,597,290
Alpha Services and Holdings SA	9,658,201	23,548,923
Athens International Airport SA	94,031	974,194
Athens Water Supply & Sewage Co. SA	106,068	699,747
Autohellas Tourist & Trading SA	49,238	632,166
Avax SA	281,000	639,390
Ellaktor SA	333,572	492,320
Eurobank Ergasias Services and Holdings SA, Class A	10,437,171	29,620,953
GEK TERNA SA	312,425	6,484,425
Hellenic Exchanges - Athens Stock Exchange SA	87,000	520,727
Hellenic Telecommunications Organization SA	621,243	11,789,330
Helleniq Energy Holdings SA(3)	288,405	2,491,133
Holding Co. ADMIE IPTO SA	711,857	2,330,408
Ideal Holdings SA	335,500	2,392,908
JUMBO SA	438,674	13,850,026
LAMDA Development SA(1)	322,825	2,429,110
Metlen Energy & Metals SA	418,429	19,803,112
Motor Oil (Hellas) Corinth Refineries SA	207,214	5,020,820
National Bank of Greece SA	3,485,960	36,998,125

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Noval Property Real Estate Investment Co.(3)	413,837	$ 1,131,091
OPAP SA	596,303	13,249,383
Optima bank SA	508,714	9,242,087
Piraeus Financial Holdings SA	4,273,797	24,001,770
Public Power Corp. SA	814,790	12,213,545
Sarantis SA	126,905	1,945,514
Trade Estates Real Estate Investment SA	456,600	839,314
		$ 224,937,811
Iceland — 2.3%
Arion Banki Hf.(2)	6,697,000	$ 8,041,573
Eimskipafelag Islands Hf.	593,000	1,677,415
Festi Hf.	1,676,000	3,913,371
Hagar Hf.	6,070,000	5,066,987
Hampidjan Hf.	1,853,000	1,518,141
Heimar Hf.	8,528,000	2,379,070
Islandsbanki Hf.	6,227,000	5,208,883
Kvika banki Hf.	24,661,000	2,570,873
Olgerdin Egill Skallagrims Hf.(1)	10,660,000	1,511,590
Reitir fasteignafelag Hf.	3,588,000	2,922,238
Sjova-Almennar Tryggingar Hf.	4,700,000	1,589,361
		$ 36,399,502
India — 10.1%
Adani Energy Solutions Ltd.(1)	44,159	$ 468,131
Adani Green Energy Ltd.(1)	14,178	150,711
Aether Industries Ltd.(1)	48,710	464,229
Affle India Ltd.(1)	99,927	1,873,923
Alivus Life Sciences Ltd.(1)	52,386	685,129
Ambuja Cements Ltd.	112,000	714,046
Apollo Hospitals Enterprise Ltd.	18,119	1,497,607
Archean Chemical Industries Ltd.	66,325	491,693
Arvind Fashions Ltd.	83,788	395,019
Arvind Ltd.	115,036	495,481
Asian Paints Ltd.	34,211	982,525
Aster DM Healthcare Ltd.(2)	125,758	751,261
Avenue Supermarts Ltd.(1)(2)	10,455	518,449
Axis Bank Ltd.	191,077	2,680,258
Bajaj Finance Ltd.	22,126	2,257,659
Balrampur Chini Mills Ltd.	101,709	663,335
Bharti Airtel Ltd.	268,305	5,918,334
Bikaji Foods International Ltd.	60,505	500,794
Birla Corp. Ltd.	27,265	341,865
Brightcom Group Ltd.(1)(4)	2,938,392	285,201
Brookfield India Real Estate Trust(2)	165,890	568,519
Cipla Ltd.	24,973	458,272
Security	Shares	Value
India (continued)
CMS Info Systems Ltd.	89,302	$ 465,416
Craftsman Automation Ltd.	7,965	434,096
CreditAccess Grameen Ltd.	32,780	422,528
Cyient Ltd.	23,589	332,042
Divi's Laboratories Ltd.	6,252	451,293
Doms Industries Ltd.	21,904	710,067
Dr. Reddy's Laboratories Ltd.	45,130	633,497
Easy Trip Planners Ltd.(1)	1,465,292	208,174
Eicher Motors Ltd.	16,790	1,105,646
Embassy Office Parks REIT	123,460	557,766
EPL Ltd.	218,889	490,583
Equitas Small Finance Bank Ltd.(2)	443,906	351,730
Eris Lifesciences Ltd.(2)	42,277	717,103
Eternal Ltd.(1)	4,348,410	11,901,529
Five-Star Business Finance Ltd.(1)	54,990	459,838
Fortis Healthcare Ltd.	91,140	739,076
FSN E-Commerce Ventures Ltd.(1)	1,617,207	3,713,717
Fusion Finance Ltd.(1)	154,825	298,015
GAIL (India) Ltd.	88,026	196,786
Gateway Distriparks Ltd.	428,741	303,565
Go Fashion India Ltd.(1)	42,124	391,284
Godrej Consumer Products Ltd.	54,300	809,848
Godrej Properties Ltd.(1)	23,800	608,018
Gokaldas Exports Ltd.(1)	47,025	471,479
Granules India Ltd.	87,464	472,151
Grasim Industries Ltd.	14,023	455,055
Gravita India Ltd.	29,563	615,425
Happiest Minds Technologies Ltd.	138,050	933,963
Havells India Ltd.	9,907	187,597
HCL Technologies Ltd.	77,742	1,441,951
HDFC Bank Ltd.	439,319	9,978,668
HealthCare Global Enterprises Ltd.(1)	117,486	783,074
HG Infra Engineering Ltd.(5)	24,815	316,118
Hindalco Industries Ltd.	214,409	1,584,688
Hindustan Unilever Ltd.	63,530	1,763,779
Home First Finance Co. India Ltd.(2)	42,736	622,365
ICICI Bank Ltd.	412,374	6,931,707
IndiaMart InterMesh Ltd.(2)	57,341	1,568,749
Indian Railway Catering & Tourism Corp. Ltd.	319,136	2,841,027
Info Edge India Ltd.	62,149	5,198,719
Infosys Ltd.	261,201	4,617,494
Inox Wind Ltd.(1)	311,408	623,029
Intellect Design Arena Ltd.	150,656	1,406,097
ITC Hotels Ltd.(1)	4,344	9,997
ITC Ltd.	249,845	1,257,969
Jindal Steel & Power Ltd.	13,591	144,396

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Jio Financial Services Ltd.(1)	44,476	$ 137,365
JSW Energy Ltd.	100,600	570,851
JSW Steel Ltd.	36,383	444,498
Jubilant Foodworks Ltd.	369,318	3,122,895
Jupiter Life Line Hospitals Ltd.	33,546	582,370
Kalyan Jewellers India Ltd.	91,600	559,457
Karur Vysya Bank Ltd.	217,817	563,101
Kotak Mahindra Bank Ltd.	84,204	2,200,740
Larsen & Toubro Ltd.	76,893	3,043,625
LTIMindtree Ltd.(2)	3,328	180,609
Macrotech Developers Ltd.(2)	48,100	756,807
Mahindra & Mahindra Ltd.	110,746	3,837,038
Mankind Pharma Ltd.(1)	34,600	1,008,607
Maruti Suzuki India Ltd.	13,857	2,008,622
Max Financial Services Ltd.(1)	44,881	692,438
Medplus Health Services Ltd.(1)	63,721	608,694
Mphasis Ltd.	3,178	92,816
Nazara Technologies Ltd.(1)	61,787	739,192
Nestle India Ltd.	27,703	783,012
NTPC Ltd.	365,456	1,531,075
Oil & Natural Gas Corp. Ltd.	352,901	1,021,147
PCBL Chemical Ltd.	172,170	732,787
Petronet LNG Ltd.	28,740	106,701
PI Industries Ltd.	22,263	959,004
Piramal Pharma Ltd.	277,096	692,413
Poly Medicure Ltd.	22,364	681,558
Power Grid Corp. of India Ltd.	390,517	1,418,333
Praj Industries Ltd.	64,334	349,958
Rategain Travel Technologies Ltd.(1)	58,513	300,363
Ratnamani Metals & Tubes Ltd.	12,101	385,205
Raymond Lifestyle Ltd.(1)	7,680	87,437
Raymond Ltd.	14,705	266,295
Reliance Industries Ltd.	710,891	11,803,864
Rossari Biotech Ltd.	53,459	416,227
Route Mobile Ltd.	49,350	556,360
RR Kabel Ltd.	24,661	305,138
Safari Industries India Ltd.	21,445	508,364
Sansera Engineering Ltd.(2)	34,005	436,030
Sapphire Foods India Ltd.(1)	140,155	525,116
Shriram Finance Ltd.	125,500	909,462
SIS Ltd.(1)	96,654	386,400
Sonata Software Ltd.	74,137	370,223
Spandana Sphoorty Financial Ltd.(1)	62,343	202,313
SRF Ltd.	5,781	206,022
State Bank of India	149,692	1,398,063
Sun Pharmaceutical Industries Ltd.	72,699	1,576,735
Security	Shares	Value
India (continued)
Sunteck Realty Ltd.	78,580	$ 373,170
Suprajit Engineering Ltd.	82,009	373,446
Tanla Platforms Ltd.	135,166	758,622
Tata Consultancy Services Ltd.	5,859	239,164
Tata Consumer Products Ltd.	205,547	2,836,228
Tata Elxsi Ltd.	1,296	88,542
Tata Motors Ltd.	101,464	773,226
Tata Steel Ltd.	424,533	706,626
Tech Mahindra Ltd.	42,067	748,226
Tega Industries Ltd.	27,265	436,297
Titagarh Rail System Ltd.	24,049	212,928
Titan Co. Ltd.	33,836	1,351,815
Trent Ltd.	14,564	890,213
Tube Investments of India Ltd.	4,113	141,035
TVS Motor Co. Ltd.	38,400	1,213,502
Ujjivan Small Finance Bank Ltd.(2)	996,576	503,791
UltraTech Cement Ltd.	10,309	1,420,606
UPL Ltd.	18,027	142,967
UPL Ltd. (partly paid)(1)	2,253	12,061
Varun Beverages Ltd.	60,647	374,427
Welspun Corp. Ltd.	78,886	718,221
Wipro Ltd.	208,442	595,329
		$ 158,665,327
Kuwait — 3.7%
Boubyan Bank KSCP	1,426,150	$ 3,160,465
Gulf Bank KSCP	2,148,124	2,357,652
Kuwait Finance House KSCP	9,704,880	22,917,354
Mabanee Co. KPSC	733,520	1,896,344
Mobile Telecommunications Co. KSCP	1,849,000	2,856,123
National Bank of Kuwait SAKP	8,002,050	24,885,670
		$ 58,073,608
Luxembourg — 0.3%
Alvotech SA(1)	445,000	$ 3,444,166
Zabka Group SA(1)	325,384	1,857,106
		$ 5,301,272
Malaysia — 0.0%†
Gamuda Bhd.	30,405	$ 29,957
Kuala Lumpur Kepong Bhd.	888	4,041
QL Resources Bhd.	750	834
		$ 34,832

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Myanmar — 0.0%†
Yoma Strategic Holdings Ltd.(1)	385,100	$ 20,345
		$ 20,345
Nigeria — 1.0%
Access Holdings PLC	144,718,000	$ 2,036,125
Dangote Cement PLC(1)	196,000	52,465
Fidelity Bank PLC	104,253,544	1,306,314
First HoldCo PLC	4,094,487	63,905
Guaranty Trust Holding Co. PLC	64,197,000	2,626,060
MTN Nigeria Communications PLC(1)	5,930,410	926,300
Nestle Nigeria PLC(1)	11,830	8,519
Nigerian Breweries PLC(1)	9,641,000	258,584
Oando PLC(1)	34,454,411	884,908
Presco PLC	1,405,000	680,553
SEPLAT Energy PLC	825,000	2,931,880
Stanbic IBTC Holdings PLC	3,902,000	148,826
Transnational Corp. of Nigeria PLC	621,770	17,874
United Bank for Africa PLC	73,500,318	1,613,135
Zenith Bank PLC	82,950,000	2,480,131
		$ 16,035,579
Pakistan — 3.1%
Bank Al Habib Ltd.	4,375,600	$ 2,153,238
Bank Alfalah Ltd.	4,240,000	1,070,003
Engro Fertilizers Ltd.	3,559,500	2,042,710
Engro Holdings Ltd.	3,925,342	2,225,712
Fauji Fertilizer Co. Ltd.	3,098,200	3,842,377
Habib Bank Ltd.	3,537,900	1,854,182
Hub Power Co. Ltd.	6,308,600	2,957,445
Interloop Ltd.	1,773,600	332,189
Lucky Cement Ltd.	2,747,000	3,184,750
Mari Energies Ltd.	1,002,600	2,164,520
MCB Bank Ltd.	2,146,600	2,053,057
Millat Tractors Ltd.	696,800	1,396,430
Oil & Gas Development Co. Ltd.	3,400,700	2,431,958
Pakistan Oilfields Ltd.	702,000	1,261,158
Pakistan Petroleum Ltd.	3,324,600	1,745,559
Pakistan State Oil Co. Ltd.	1,159,800	1,419,105
SUI Northern Gas Pipeline	1,970,200	875,517
Systems Ltd.	617,100	1,160,901
TRG Pakistan(1)	1,518,600	339,700
United Bank Ltd.	1,489,100	2,477,180
VEON Ltd. ADR(1)	250,735	11,373,340
		$ 48,361,031
Security	Shares	Value
Poland — 8.7%
Alior Bank SA	97,268	$ 2,635,753
Allegro.eu SA(1)(2)	741,334	6,504,775
Asseco Poland SA	81,583	3,368,762
Bank Handlowy w Warszawie SA	56,000	1,746,605
Bank Millennium SA(1)	915,687	3,542,239
Bank Polska Kasa Opieki SA(1)	199,792	10,013,900
Benefit Systems SA	3,605	3,104,049
Budimex SA	24,432	4,106,528
CCC SA(1)	60,567	3,502,155
CD Projekt SA	72,564	4,493,174
Cyfrowy Polsat SA(1)	399,564	1,959,603
Dino Polska SA(1)(2)	53,441	7,491,753
Enea SA(1)	431,101	1,631,561
Grupa Kety SA	15,445	3,536,805
KGHM Polska Miedz SA	154,558	4,933,874
KRUK SA	21,058	2,233,895
LPP SA	1,574	6,441,993
mBank SA(1)	22,364	4,872,767
Orange Polska SA	1,005,901	2,584,606
ORLEN SA	756,928	13,668,867
PGE Polska Grupa Energetyczna SA(1)	998,103	2,179,969
Powszechna Kasa Oszczednosci Bank Polski SA	1,017,750	19,567,185
Powszechny Zaklad Ubezpieczen SA	825,131	12,872,703
Santander Bank Polska SA	43,653	6,714,190
Tauron Polska Energia SA(1)	1,171,366	1,838,373
XTB SA(2)	88,658	1,926,188
		$ 137,472,272
Romania — 0.0%†
NEPI Rockcastle NV	4,880	$ 37,431
		$ 37,431
Saudi Arabia — 4.2%
Advanced Petrochemical Co.(1)	48,600	$ 390,234
Al Hammadi Holding	35,300	377,651
Al Rajhi Bank	208,404	5,413,908
Al Rajhi Co. for Co-operative Insurance(1)	66,403	2,321,864
Alamar Foods	28,300	510,069
Al-Dawaa Medical Services Co.	26,200	590,026
Alinma Bank	24,500	189,759
Almarai Co. JSC	116,307	1,638,304
Arabian Centres Co.(2)	174,800	923,155
Arabian Contracting Services Co.(1)	63,009	2,215,510
Arabian Internet & Communications Services Co.	7,100	543,289
Arriyadh Development Co.	330,313	3,021,763
Astra Industrial Group Co.	48,971	1,952,278

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Ataa Educational Co.	29,094	$ 515,802
Bank AlBilad	14,700	113,599
Banque Saudi Fransi	24,474	119,882
Catrion Catering Holding Co.	30,900	970,506
City Cement Co.	194,300	1,049,422
Dallah Healthcare Co.	11,603	377,727
Dr. Sulaiman Al Habib Medical Services Group Co.	6,900	526,708
Electrical Industries Co.	1,255,101	2,384,731
Etihad Etisalat Co.	355,867	5,961,622
Jarir Marketing Co.	121,000	407,480
Leejam Sports Co. JSC	36,154	1,351,434
Lumi Rental Co.(1)	36,800	605,878
Maharah Human Resources Co.	855,014	1,303,140
Najran Cement Co.(1)	326,900	737,948
National Agriculture Development Co.(1)	150,219	891,515
National Co. for Learning & Education	49,068	2,050,650
National Medical Care Co.	24,400	970,777
Riyad Bank	28,500	233,964
SABIC Agri-Nutrients Co.	15,900	418,847
Sahara International Petrochemical Co.	144,300	731,464
Saudi Arabian Mining Co.(1)	57,900	789,198
Saudi Arabian Oil Co.(2)	170,110	1,150,113
Saudi Awwal Bank	20,600	192,763
Saudi Basic Industries Corp.	58,600	952,875
Saudi Electricity Co.	49,600	198,072
Saudi Industrial Investment Group	93,300	376,314
Saudi National Bank	59,100	563,106
Saudi Real Estate Co.(1)	431,806	2,662,671
Saudi Reinsurance Co.(1)	202,338	2,670,280
Saudi Telecom Co.	198,200	2,516,301
Saudia Dairy & Foodstuff Co.	28,239	2,300,138
Savola Group(1)	53,541	447,319
Theeb Rent A Car Co.	184,426	3,285,218
United Electronics Co.	159,393	3,992,266
United International Transportation Co.	139,643	2,751,948
		$ 66,659,488
Slovenia — 2.1%
Nova Ljubljanska Banka DD(2)	72,121	$ 10,737,124
Nova Ljubljanska Banka DD GDR(5)	759,361	22,471,606
		$ 33,208,730
South Korea — 4.8%
CJ CheilJedang Corp.	5,200	$ 874,564
Coway Co. Ltd.	25,100	1,545,418
GS Holdings Corp.	13,803	375,320
Security	Shares	Value
South Korea (continued)
Hana Financial Group, Inc.	54,500	$ 2,471,580
Hyundai Mobis Co. Ltd.	30,468	5,719,106
Industrial Bank of Korea	113,797	1,228,144
Kakao Corp.	91,400	2,455,437
Kangwon Land, Inc.	41,957	478,945
KB Financial Group, Inc.	71,300	4,506,067
KT&G Corp.	41,900	3,381,928
LG Uplus Corp.	156,800	1,323,953
Meritz Financial Group, Inc.	28,517	2,491,263
NAVER Corp.	19,000	2,673,406
Samsung C&T Corp.	32,580	2,803,815
Samsung Electronics Co. Ltd.	579,400	22,606,759
Samsung Fire & Marine Insurance Co. Ltd.	8,700	2,295,301
Samsung Life Insurance Co. Ltd.	32,299	1,961,118
Shinhan Financial Group Co. Ltd.	96,400	3,483,893
SK Hynix, Inc.	71,100	8,871,365
SK Telecom Co. Ltd.	73,600	2,812,018
Woori Financial Group, Inc.	140,100	1,744,603
		$ 76,104,003
Spain — 0.0%†
AmRest Holdings SE	100,982	$ 472,838
		$ 472,838
Taiwan — 4.1%
Accton Technology Corp.	10,000	$ 186,263
Advantech Co. Ltd.	29,000	303,809
Alchip Technologies Ltd.	4,000	267,303
ASE Technology Holding Co. Ltd.	187,000	796,844
Asustek Computer, Inc.	16,000	292,590
Cathay Financial Holding Co. Ltd.	656,000	1,208,686
Chailease Holding Co. Ltd.	70,776	254,659
China Steel Corp.	751,000	485,666
Chunghwa Telecom Co. Ltd.	200,000	808,581
Compal Electronics, Inc.	270,000	232,652
CTBC Financial Holding Co. Ltd.	1,078,000	1,328,354
Delta Electronics, Inc.	120,000	1,257,383
E Ink Holdings, Inc.	39,000	272,438
E.Sun Financial Holding Co. Ltd.	736,614	653,359
Evergreen Marine Corp. Taiwan Ltd.	100,000	647,898
First Financial Holding Co. Ltd.	371,400	295,749
Formosa Chemicals & Fibre Corp.	276,000	215,682
Formosa Plastics Corp.	182,000	193,909
Fubon Financial Holding Co. Ltd.	517,600	1,371,863
Gigabyte Technology Co. Ltd.	27,000	194,913
Hon Hai Precision Industry Co. Ltd.	683,000	3,042,968

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Hotai Motor Co. Ltd.	18,000	$ 350,362
Hua Nan Financial Holdings Co. Ltd.	580,540	491,553
KGI Financial Holding Co. Ltd.	315,000	163,383
Largan Precision Co. Ltd.	2,000	142,583
Lite-On Technology Corp.	122,000	368,956
MediaTek, Inc.	95,000	4,036,841
Mega Financial Holding Co. Ltd.	686,750	813,305
Nan Ya Plastics Corp.	243,000	232,869
Novatek Microelectronics Corp.	40,000	650,530
Pegatron Corp.	109,000	276,944
Quanta Computer, Inc.(1)	167,000	1,254,619
Realtek Semiconductor Corp.	39,000	641,123
Shanghai Commercial & Savings Bank Ltd.	261,000	384,888
SinoPac Financial Holdings Co. Ltd.	738,400	493,415
Taishin Financial Holding Co. Ltd.	538,360	281,331
Taiwan Cooperative Financial Holding Co. Ltd.	222,490	169,931
Taiwan Mobile Co. Ltd.	85,000	301,793
Taiwan Semiconductor Manufacturing Co. Ltd.	1,284,000	36,381,564
TCC Group Holdings Co. Ltd.	311,000	289,015
Unimicron Technology Corp.	64,000	188,804
Uni-President Enterprises Corp.	109,000	261,945
United Microelectronics Corp.	912,000	1,279,765
Wistron Corp.	89,000	285,579
Wiwynn Corp.	5,000	300,906
Yageo Corp.	18,988	272,253
Yuanta Financial Holding Co. Ltd.	217,120	212,726
		$ 64,838,552
Togo — 0.0%†
Ecobank Transnational, Inc.(1)	115,300	$ 2,086
		$ 2,086
United Arab Emirates — 6.3%
Abu Dhabi Commercial Bank PJSC	2,152,331	$ 6,820,409
Abu Dhabi Islamic Bank PJSC	990,227	4,930,110
Abu Dhabi National Oil Co. for Distribution PJSC	1,932,676	1,773,551
Agthia Group PJSC	2,220,832	2,734,070
Air Arabia PJSC	4,642,425	4,417,170
Al Ansari Financial Services PJSC	1,805,311	474,751
Al Waha Capital PJSC	6,168,401	2,479,113
Aldar Properties PJSC	4,332,652	9,756,932
Amanat Holdings PJSC	10,123,250	2,975,189
Americana Restaurants International PLC(6)	1,335,869	821,693
Americana Restaurants International PLC(6)	494,400	294,726
Deyaar Development PJSC	16,085,701	4,040,824
Dubai Electricity & Water Authority PJSC	1,988,024	1,450,648
Security	Shares	Value
United Arab Emirates (continued)
Dubai Islamic Bank PJSC	1,955,614	$ 4,029,134
Emaar Properties PJSC	5,225,625	18,672,473
Emirates NBD Bank PJSC	960,687	5,376,464
Emirates Telecommunications Group Co. PJSC	2,102,157	9,961,600
First Abu Dhabi Bank PJSC	2,746,705	11,238,440
Modon Holding PSC(1)	227,300	189,035
Multiply Group PJSC(1)	2,223,266	1,306,238
National Central Cooling Co. PJSC	689,840	494,307
Ras Al Khaimah Ceramics PJSC	3,875,806	2,626,102
Taaleem Holdings PJSC	29,300	28,994
Talabat Holding PLC(1)	5,000,000	1,926,448
		$ 98,818,421
United Kingdom — 0.1%
Pepco Group NV(5)	192,046	$ 908,793
		$ 908,793
United States — 0.7%
Titan Cement International SA	232,795	$ 10,806,990
		$ 10,806,990
Vietnam — 8.7%
Airports Corp. of Vietnam JSC(1)	133,300	$ 482,351
Asia Commercial Bank JSC	2,666,550	2,470,126
Ba Ria - Vung Tau House Development JSC(1)	610,400	513,537
Bank for Foreign Trade of Vietnam JSC(1)	2,681,296	5,928,233
Bank for Investment & Development of Vietnam JSC(1)	1,312,253	1,749,492
Baominh Insurance Corp.	1,329,972	1,106,057
Binh Duong Water Environment Corp. JSC	977,800	1,843,894
Binh Minh Plastics JSC	418,100	2,334,050
Binh Son Refining & Petrochemical JSC	1,825,800	1,140,864
Century Land JSC(1)	520,000	146,834
Century Synthetic Fiber Corp.(1)	14,170	12,500
Coteccons Construction JSC	851,400	2,667,357
Dat Xanh Real Estate Services JSC(1)	592,200	147,657
Digiworld Corp.	1,384,240	1,751,195
Dong Hai JSC of Bentre	208,600	228,834
Duc Giang Chemicals JSC	1,112,200	3,907,706
FPT Corp.	1,644,655	6,956,047
FPT Digital Retail JSC(1)	788,160	5,123,019
Gelex Group JSC	2,155,000	2,205,151
Gemadept Corp.	1,246,300	2,541,842
Ho Chi Minh City Development Joint Stock Commercial Bank	1,623,500	1,343,599
Hoa Phat Group JSC(1)	3,954,100	3,880,850
IDICO Corp. JSC	1,030,300	1,435,774

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Khang Dien House Trading & Investment JSC(1)	3,073,787	$ 3,124,330
Kinh Bac City Development Holding Corp.(1)	2,976,400	2,637,594
Masan Group Corp.(1)	1,691,500	4,079,483
Military Commercial Joint Stock Bank	3,830,300	3,490,293
Mobile World Investment Corp.	2,681,100	6,308,838
Nam Long Investment Corp.	2,982,200	3,185,032
Novaland Investment Group Corp.(1)	7,524	3,310
PC1 Group JSC(1)	2,196,435	1,766,138
PetroVietNam Ca Mau Fertilizer JSC	400,200	498,808
PetroVietnam Drilling & Well Services JSC(1)	1,788,000	1,209,497
Petrovietnam Fertilizer & Chemicals JSC	427,300	538,724
PetroVietnam Gas JSC	782,800	1,761,371
PetroVietnam Technical Services Corp.	2,500,762	2,460,030
Petrovietnam Transportation Corp.	2,114,300	1,702,963
Pha Lai Thermal Power JSC	2,657,468	1,196,750
Phat Dat Real Estate Development Corp.(1)	3,382,365	2,020,564
Phu Nhuan Jewelry JSC	1,320,366	3,626,388
Phu Tai Corp.	668,700	1,265,036
Phuoc Hoa Rubber JSC	878,500	1,477,513
Quang Ngai Sugar JSC	316,000	556,539
Quang Ninh Thermal Power JSC	2,650,550	1,375,983
Refrigeration Electrical Engineering Corp.	882,878	2,340,278
Sai Gon VRG Investment Corp.	980,800	2,423,321
Saigon Beer Alcohol Beverage Corp.	1,043,300	1,935,290
Saigon Thuong Tin Commercial JSB(1)	1,835,000	2,772,546
Sao Ta Foods JSC	402,800	559,087
Sonadezi Chau Duc Shareholding Co.(1)	932,800	1,075,622
SSI Securities Corp.	4,690,730	4,162,998
Taseco Air Services JSC	219,349	489,506
Thien Long Group Corp.	309,540	575,262
Thu Dau Mot Water JSC	1,800	3,651
Tien Phong Commercial Joint Stock Bank	2,648,500	1,387,102
Vietjet Aviation JSC(1)	144,200	478,409
Vietnam Dairy Products JSC	1,181,800	2,621,601
Vietnam Engine & Agricultural Machinery Corp.	241,100	360,653
Vietnam Joint Stock Commercial Bank for Industry & Trade(1)	2,911,500	4,182,705
Vietnam National Petroleum Group	945,900	1,235,938
Vietnam Prosperity JSC Bank	5,317,500	3,402,237
Vietnam Technological & Commercial Joint Stock Bank	1,614,800	1,722,033
Viettel Construction Joint Stock Corp.	412,600	1,356,802
Vincom Retail JSC(1)	2,112,600	1,928,983
Vingroup JSC(1)	1,536,300	4,035,935
Vinh Hoan Corp.	829,100	1,596,154
Security	Shares	Value
Vietnam (continued)
Vinhomes JSC(1)(2)	1,042,500	$ 2,350,698
VNDirect Securities Corp.	990,875	560,967
		$ 137,759,931
Total Common Stocks (identified cost $1,181,559,828)		$1,402,969,356

Loan Participation Notes — 0.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.3%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(4)(5)(7)	UZS	24,256,095	$ 1,879,974
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(5)(7)	UZS	40,521,780	3,117,636
Total Loan Participation Notes (identified cost $5,519,704)			$ 4,997,610

Sovereign Government Bonds — 0.4%
Security	Principal Amount (000's omitted)		Value
Greece — 0.0%†
Hellenic Republic Government International Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	180,655	$ 532,102
			$ 532,102
Uzbekistan — 0.4%
National Bank of Uzbekistan, 19.875%, 7/5/27(5)	UZS	80,750,000	$ 6,314,775
			$ 6,314,775
Total Sovereign Government Bonds (identified cost $7,050,451)			$ 6,846,877

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 11.2%
Affiliated Fund — 10.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(8)	160,246,886	$ 160,246,886
Total Affiliated Fund (identified cost $160,246,886)		$ 160,246,886

Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(9)	209,970	$ 209,970
Total Securities Lending Collateral (identified cost $209,970)		$ 209,970

U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/15/25	$500	$ 499,181
0.00%, 5/29/25	506	504,341
0.00%, 6/5/25(10)	15,500	15,436,332
Total U.S. Treasury Obligations (identified cost $16,427,467)		$ 16,439,854
Total Short-Term Investments (identified cost $176,884,323)		$ 176,896,710

Total Purchased Options — 0.5% (identified cost $6,325,918)	$ 6,949,427
Total Investments — 101.3% (identified cost $1,377,340,224)	$1,598,659,980
Other Assets, Less Liabilities — (1.3)%	$ (19,979,692)
Net Assets — 100.0%	$1,578,680,288
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $46,107,619 or 2.9% of the Portfolio's net assets.
(3)	All or a portion of this security was on loan at April 30, 2025. The aggregate market value of securities on loan at April 30, 2025 was $226,676.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $35,008,902 or 2.2% of the Portfolio's net assets.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2025.
(9)	Represents investment of cash collateral received in connection with securities lending.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	37.4%	$590,717,856
Consumer Discretionary	9.7	153,394,067
Industrials	7.5	118,307,260
Information Technology	7.2	113,240,657
Communication Services	5.2	82,148,283
Real Estate	4.9	76,939,884
Materials	4.8	76,180,284
Energy	4.5	70,614,562
Consumer Staples	4.0	62,397,563
Utilities	2.9	46,135,146
Health Care	1.1	17,891,404
Government	0.4	6,846,877
Short-Term Investments	11.2	176,896,710
Total	100.8%	$1,591,710,553

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	$233,797
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	125,175
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	120,292
Total							$479,264
Purchased Call Options (Exchange-Traded) — 0.4%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Hang Seng China Enterprises Index Futures 09/2025	2,600	HKD 1,049,913,800	HKD 8,400.00	9/19/25	$6,470,163
Total					$6,470,163
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	12,899,512,000	USD	13,368,340	6/18/25	$ 250,449
CLP	107,488,000	USD	111,172	6/18/25	2,309
CLP	107,000,000	USD	110,691	6/18/25	2,276
CLP	108,000,000	USD	111,883	6/18/25	2,139
CLP	107,000,000	USD	110,898	6/18/25	2,068
CLP	107,000,000	USD	110,904	6/18/25	2,062
EUR	1,296,988	USD	1,415,316	6/18/25	57,946
INR	8,160,000,000	USD	93,055,080	6/18/25	3,075,863
INR	625,000,000	USD	7,260,688	6/18/25	102,283
INR	500,000,000	USD	5,805,852	6/18/25	84,524
INR	501,000,000	USD	5,819,153	6/18/25	83,004
INR	501,000,000	USD	5,819,485	6/18/25	82,673
INR	375,000,000	USD	4,355,401	6/18/25	62,382
INR	376,000,000	USD	4,368,791	6/18/25	60,772
INR	258,000,000	USD	2,993,387	6/18/25	46,047
INR	132,000,000	USD	1,532,211	6/18/25	22,848
TWD	2,173,028,532	USD	66,378,365	6/18/25	1,953,918
TWD	1,091,500,000	USD	33,317,562	6/18/25	1,005,359
TWD	994,000,000	USD	30,373,404	6/18/25	883,567
TWD	663,000,000	USD	20,285,217	6/18/25	563,246
TWD	664,000,000	USD	20,351,243	6/18/25	528,665
TWD	663,000,000	USD	20,334,928	6/18/25	513,534
TWD	286,000,000	USD	8,911,212	6/18/25	82,242
TWD	300,000,000	USD	9,359,849	6/18/25	73,845
USD	1,691,411	EUR	1,550,000	6/18/25	(69,250)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,302,895	EUR	2,110,361	6/18/25	$ (94,286)
USD	2,306,582	EUR	2,113,739	6/18/25	(94,437)
USD	3,905,470	EUR	3,578,952	6/18/25	(159,899)
USD	4,526,524	EUR	4,148,082	6/18/25	(185,326)
USD	26,103,845	EUR	23,921,424	6/18/25	(1,068,750)
USD	146,980,179	EUR	134,691,851	6/18/25	(6,017,700)
					$1,854,373
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KRW	68,550,000,000	USD	48,301,860	State Street Bank and Trust Company	5/7/25	$ —	$ (78,153)
EGP	501,000,000	USD	9,313,999	Citibank, N.A.	6/18/25	341,871	—
MXN	283,959,000	USD	13,886,204	Goldman Sachs International	6/18/25	508,382	—
MXN	280,000,000	USD	13,590,287	Standard Chartered Bank	6/18/25	603,608	—
USD	32,915,295	CNH	237,000,000	Citibank, N.A.	6/18/25	206,651	—
USD	833,299	CNH	6,000,000	Citibank, N.A.	6/18/25	5,232	—
USD	42,356,941	CNH	304,000,000	Standard Chartered Bank	6/18/25	401,550	—
USD	9,341,786	EGP	501,000,000	Standard Chartered Bank	6/18/25	—	(314,084)
USD	66,537,054	ZAR	1,234,000,000	HSBC Bank USA, N.A.	6/18/25	425,291	—
ZAR	80,797,758	USD	4,225,859	Deutsche Bank AG	6/18/25	102,895	—
ZAR	1,153,202,242	USD	60,114,904	Standard Chartered Bank	6/18/25	1,668,106	—
MXN	424,660,500	USD	20,700,000	JPMorgan Chase Bank, N.A.	7/22/25	733,588	—
MXN	251,204,000	USD	11,753,208	Standard Chartered Bank	7/22/25	925,634	—
USD	13,091,936	MXN	269,000,000	Citibank, N.A.	7/22/25	—	(485,110)
USD	11,780,065	MXN	251,204,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(898,776)
USD	7,571,418	MXN	155,660,500	Standard Chartered Bank	7/22/25	—	(285,125)
ARS	5,970,856,000	USD	5,009,107	Goldman Sachs International	8/26/25	—	(280,645)
USD	2,135,479	ARS	2,985,400,000	Goldman Sachs International	8/26/25	—	(228,730)
USD	2,120,352	ARS	2,985,456,000	Goldman Sachs International	8/26/25	—	(243,901)
MXN	69,628,600	USD	3,265,744	Bank of America, N.A.	10/24/25	208,212	—
MXN	102,485,000	USD	4,958,152	UBS AG	10/24/25	155,097	—
USD	4,958,531	MXN	102,485,400	Standard Chartered Bank	10/24/25	—	(154,738)
USD	3,265,116	MXN	69,628,600	UBS AG	10/24/25	—	(208,840)
						$6,286,117	$(3,178,102)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	461	Long	5/28/25	$31,250,867	$ 280,557
Hang Seng China Enterprises Index	1,533	Long	5/29/25	79,460,989	(301,370)
					$(20,813)
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	30,000	Positive Return on Shenzhen Stock Exchange Composite Index plus (9.80% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	5/19/25	$(1,668,904)
UBS AG	USD	30,000	Positive Return on Shenzhen Stock Exchange Composite Index plus (10.00% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	5/19/25	(1,662,859)
						$(3,331,763)
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
ARS	– Argentine Peso
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
EGP	– Egyptian Pound
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee

KRW	– South Korean Won
MXN	– Mexican Peso
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $1,217,093,338) — including $226,676 of securities on loan	$1,438,413,094
Affiliated investments, at value (identified cost $160,246,886)	160,246,886
Cash	3,353,095
Deposits for derivatives collateral:
Futures contracts	23,791,265
Centrally cleared derivatives	20,049,500
OTC derivatives	550,000
Foreign currency, at value (identified cost $20,764,414)	20,921,108
Interest and dividends receivable	3,097,012
Dividends receivable from affiliated investments	427,583
Receivable for investments sold	48,647,560
Securities lending income receivable	12,206
Receivable for variation margin on open centrally cleared derivatives	3,188,816
Receivable for open forward foreign currency exchange contracts	6,286,117
Tax reclaims receivable	5,555
Trustees' deferred compensation plan	16,318
Total assets	$1,729,006,115
Liabilities
Cash collateral due to brokers	$550,000
Collateral for securities loaned	209,970
Payable for investments purchased	137,490,641
Payable for variation margin on open futures contracts	590,044
Payable for open forward foreign currency exchange contracts	3,178,102
Payable for open swap contracts	3,331,763
Payable to affiliates:
Investment adviser fee	1,143,188
Trustees' fees	6,451
Trustees' deferred compensation plan	16,318
Accrued foreign capital gains taxes	3,328,688
Accrued expenses	480,662
Total liabilities	$150,325,827
Net Assets applicable to investors' interest in Portfolio	$1,578,680,288

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,466,156)	$17,044,852
Dividend income from affiliated investments	1,398,760
Interest income (net of foreign taxes withheld of $212)	2,451,773
Securities lending income, net	17,921
Total investment income	$20,913,306
Expenses
Investment adviser fee	$6,168,981
Trustees’ fees and expenses	39,265
Custodian fee	737,510
Legal and accounting services	72,537
Miscellaneous	25,825
Total expenses	$7,044,118
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$46,701
Total expense reductions	$46,701
Net expenses	$6,997,417
Net investment income	$13,915,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $34,354)	$8,760,288
Futures contracts	(27,426,079)
Swap contracts	29,231
Foreign currency transactions	(3,760,442)
Forward foreign currency exchange contracts	(8,772,095)
Net realized loss	$(31,169,097)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $152,316)	$101,872,032
Futures contracts	3,090,214
Swap contracts	(3,331,763)
Foreign currency	535,163
Forward foreign currency exchange contracts	4,705,241
Net change in unrealized appreciation (depreciation)	$106,870,887
Net realized and unrealized gain	$75,701,790
Net increase in net assets from operations	$89,617,679

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,915,889	$23,374,540
Net realized gain (loss)	(31,169,097)	8,825,058
Net change in unrealized appreciation (depreciation)	106,870,887	86,046,868
Net increase in net assets from operations	$89,617,679	$118,246,466
Capital transactions:
Contributions	$406,857,053	$688,948,624
Withdrawals	(63,034,994)	(38,364,598)
Net increase in net assets from capital transactions	$343,822,059	$650,584,026
Net increase in net assets	$433,439,738	$768,830,492
Net Assets
At beginning of period	$1,145,240,550	$376,410,058
At end of period	$1,578,680,288	$1,145,240,550

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.09%(2)	1.12%	1.20%	1.26%	1.24%	1.28%
Net expenses	1.09%(2)(3)	1.12%(3)	1.15%(3)	1.26%(3)	1.24%	1.28%
Net investment income	2.17%(2)	2.82%	2.30%	2.17%	1.04%	0.84%
Portfolio Turnover	32%(4)	65%	69%	67%	70%	44%
Total Return	7.34%(4)	24.31%	16.11%	(16.87)%	35.70%	(2.84)%
Net assets, end of period (000’s omitted)	$1,578,680	$1,145,241	$376,410	$183,633	$190,503	$145,694
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives.U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
L  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $6,168,981 or 0.96% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $46,701 relating to the Portfolio’s investment in the Liquidity Fund.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $627,806,599 and $378,866,118, respectively, for the six months ended April 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,390,200,343
Gross unrealized appreciation	$257,812,701
Gross unrealized depreciation	(47,743,252)
Net unrealized appreciation	$210,069,449
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2025, the Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $6,509,865. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,853,108 at April 30, 2025.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$6,470,163	$479,264	$6,949,427
Not applicable	280,557*	9,544,021*	9,824,578
Receivable for open forward foreign currency exchange contracts	—	6,286,117	6,286,117
Total Asset Derivatives	$6,750,720	$16,309,402	$23,060,122
Derivatives not subject to master netting or similar agreements	$6,750,720	$9,544,021	$16,294,741
Total Asset Derivatives subject to master netting or similar agreements	$ —	$6,765,381	$6,765,381
Not applicable	$(301,370)*	$(7,689,648)*	$(7,991,018)
Payable for open forward foreign currency exchange contracts	—	(3,178,102)	(3,178,102)
Payable for open swap contracts	(3,331,763)	—	(3,331,763)
Total Liability Derivatives	$(3,633,133)	$(10,867,750)	$(14,500,883)
Derivatives not subject to master netting or similar agreements	$(301,370)	$(7,689,648)	$(7,991,018)
Total Liability Derivatives subject to master netting or similar agreements	$(3,331,763)	$(3,178,102)	$(6,509,865)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$208,212	$ —	$ —	$(140,000)	$68,212
Citibank, N.A.	553,754	(485,110)	(68,644)	—	—
Deutsche Bank AG	102,895	—	—	—	102,895
Goldman Sachs International	508,382	(508,382)	—	—	—
HSBC Bank USA, N.A.	425,291	—	(335,265)	—	90,026
JPMorgan Chase Bank, N.A.	1,212,852	(1,212,852)	—	—	—

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$3,598,898	$(753,947)	$(1,687,188)	$(410,000)	$747,763
UBS AG	155,097	(155,097)	—	—	—
	$6,765,381	$(3,115,388)	$(2,091,097)	$(550,000)	$1,008,896

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(485,110)	$485,110	$ —	$ —	$ —
Goldman Sachs International	(753,276)	508,382	244,894	—	—
JPMorgan Chase Bank, N.A.	(2,567,680)	1,212,852	1,354,828	—	—
Standard Chartered Bank	(753,947)	753,947	—	—	—
State Street Bank and Trust Company	(78,153)	—	—	—	(78,153)
UBS AG	(1,871,699)	155,097	1,716,602	—	—
	$(6,509,865)	$3,115,388	$3,316,324	$ —	$(78,153)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Investment transactions(1)	$2,679,067	$(262,860)	$2,416,207
Futures contracts	(27,426,079)	—	(27,426,079)
Swap contracts	29,231	—	29,231
Forward foreign currency exchange contracts	—	(8,772,095)	(8,772,095)
Total	$(24,717,781)	$(9,034,955)	$(33,752,736)
Change in unrealized appreciation (depreciation):
Investments(1)	$3,616,302	$223,271	$3,839,573
Futures contracts	3,090,214	—	3,090,214
Swap contracts	(3,331,763)	—	(3,331,763)
Forward foreign currency exchange contracts	—	4,705,241	4,705,241
Total	$3,374,753	$4,928,512	$8,303,265
(1)	Relates to purchased options.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$130,292,000	$873,472,000	$25,714,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased equity index options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was 5,093 contracts. The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $49,969,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
7  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $226,676 and $238,981, respectively. Collateral received was comprised of cash of $209,970 and U.S. Government and/or agencies securities of $29,011. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$209,970	$ —	$ —	$ —	$209,970
The carrying amount of the liability for collateral for securities loaned at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2025.
8  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $160,246,886, which represents 10.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$50,579,542	$496,128,844	$(386,461,500)	$ —	$ —	$160,246,886	$1,398,760	160,246,886
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 16,037,665	$ —	$ 16,037,665
Asia	14,191,269	471,314,378	285,201	485,790,848
Developed Europe	—	49,076,860	—	49,076,860
Emerging Europe	—	478,474,471	—	478,474,471
Latin America	136,574,655	—	—	136,574,655
Middle East	—	223,551,517	—	223,551,517
North America	—	13,463,340	—	13,463,340
Total Common Stocks	$150,765,924	$1,251,918,231**	$ 285,201	$1,402,969,356

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Loan Participation Notes	$ —	$ —	$4,997,610	$ 4,997,610
Sovereign Government Bonds	—	6,846,877	—	6,846,877
Short-Term Investments:
Affiliated Fund	160,246,886	—	—	160,246,886
Securities Lending Collateral	209,970	—	—	209,970
U.S. Treasury Obligations	—	16,439,854	—	16,439,854
Purchased Currency Options	—	479,264	—	479,264
Purchased Call Options	6,470,163	—	—	6,470,163
Total Investments	$317,692,943	$ 1,275,684,226	$5,282,811	$1,598,659,980
Forward Foreign Currency Exchange Contracts	$ —	$ 15,830,138	$ —	$ 15,830,138
Futures Contracts	—	280,557	—	280,557
Total	$317,692,943	$ 1,291,794,921	$5,282,811	$1,614,770,675
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (10,867,750)	$ —	$ (10,867,750)
Futures Contracts	—	(301,370)	—	(301,370)
Swap Contracts	—	(3,331,763)	—	(3,331,763)
Total	$ —	$ (14,500,883)	$ —	$ (14,500,883)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.

EACOX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025